Shareholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity [Line Items]
Other retained earnings, less treasury stock	¥ 225,295
Dividends appropriated as additional paid-in capital	10.00%
Percentage of common stock equal to additional paid-in capital and legal reserve	25.00%